Document and Entity Information	Mar. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2022
Entity Registrant Name	Energizer Holdings, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	1-36837
Entity Tax Identification Number	36-4802442
Entity Address, Address Line One	533 Maryville University Drive
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63141
City Area Code	314
Local Phone Number	985-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001632790
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ENR
Security Exchange Name	NYSE